UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06142

Exact name of registrant as specified in charter:	abrdn Japan Equity Fund, Inc.

Address of principal executive offices:	1900 Market Street, Suite 200
Philadelphia, PA 19103

Name and address of agent for service:	Sharon Ferrari
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) is filed herewith.

abrdn Japan Equity Fund, Inc. (JEQ)
Semi-Annual Report
April 30, 2024
abrdn.com

Managed Distribution Policy  (unaudited)

The Board of Directors (the "Board") of the abrdn Japan Equity Fund, Inc. (the “Fund”) has authorized a managed distribution policy (the “Distribution Policy”) of paying quarterly distributions at an annual rate, set once a year, that is a percentage of the rolling average of the Fund’s net asset values over the preceding three month period ending on the last day of the month immediately preceding the distribution’s declaration date. With each distribution, the Fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the estimated amount and composition of the distribution and other information required by the Fund’s Distribution Policy exemptive order. The Board may amend or terminate the Distribution Policy at any time without prior notice to shareholders; however, at this time, there are no reasonably foreseeable circumstances that might cause the termination of the Distribution Policy. You should not draw any conclusions about the Fund’s investment performance from the amount of distributions or from the terms of the Fund’s Distribution Policy.

Distribution Disclosure Classification  (unaudited)

The Fund’s policy is to provide investors with a stable distribution rate. Each quarterly distribution will be paid out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital.
The Fund is subject to U.S. corporate, tax and securities laws. Under U.S. tax rules, the amount applicable to the Fund and character of distributable income for each fiscal period depends on the actual exchange rates during the entire year between the U.S. Dollar and the currencies in which Fund assets are denominated and on the aggregate gains and losses realized by the Fund during the entire year.
Therefore, the exact amount of distributable income for each fiscal year can only be determined as of the end of the Fund’s fiscal year, October 31. Under Section 19 of the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.
Based on generally accepted accounting principles, the Fund estimates the distributions for the fiscal year commenced November 1, 2023 through the distributions declared on May 9, 2024 consisted of 29% net investment income and 71% return of capital.
In January 2025, a Form 1099-DIV will be sent to shareholders, which will state the final amount and composition of distributions and provide information with respect to their appropriate tax treatment for the 2024 calendar year.

abrdn Japan Equity Fund, Inc.

Stockholder Letter  (unaudited)

Dear Stockholder,
We present the Semi-Annual Report, which covers the activities of abrdn Japan Equity Fund, Inc. (the “Fund”), for the six-month period ended April 30, 2024. The Fund’s investment objective is to outperform over the long term, on a total return basis (including appreciation and dividends), the Tokyo Stock Price Index (“TOPIX”).
Total Investment Return1
For the six-month period ended April 30, 2024, the total return to stockholders of the Fund based on the net asset value (“NAV”) and market price of the Fund, respectively, compared to the Fund’s benchmark is as follows:
NAV[2],[3]	19.87%
Market Price[2]	19.74%
TOPIX (Net Total Return)[4]	18.29%
For more information about Fund performance, please visit the Fund on the web at www.abrdnjeq.com. Here, you can view quarterly commentary on the Fund's performance, monthly fact sheets, distribution and performance information, and other Fund literature.
NAV, Market Price and Premium(+)/Discount(-)
The below table represents comparison from current six-month period end to prior fiscal year end of market price to NAV and associated Premium(+) and Discount(-).

	NAV	Closing Market Price	Premium(+)/ Discount(-)
4/30/2024	$7.00	$5.86	-16.29%
10/31/2023	$6.05	$5.07	-16.20%
During the six-month period ended April 30, 2024, the Fund’s NAV was within a range of $6.21 to $7.53 and the Fund’s market price traded within a range of $5.15 to $6.34. During the six-month period ended April 30, 2024, the Fund’s shares traded within a range of a premium(+)/discount(-) of -17.40% to -14.43%.
Managed Distribution Policy
The Fund has a managed distribution policy of paying quarterly distributions at an annual rate, set once a year, that is a percentage of the rolling average daily NAV for the previous three months as of the month-end prior to declaration. The Board has determined that the annualized rate for the 2024 calendar year will be 6.5%. The Fund’s distribution policy (the “Distribution Policy”) is to provide investors with a stable quarterly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital. The Distribution Policy will be subject to regular review by the Board. Previously, the Fund’s policy was to pay a single annual distribution. On December 12, 2023 the Board approved the continuation of the annualized rate of 6.5% effective with the March 2024 payment date.
On May 9, 2024, the Fund announced that it will pay on June 28, 2024, a stock distribution of US $0.12 per share to all shareholders of record as of May 23, 2024. This stock distribution will automatically be paid in newly issued shares of the Fund unless otherwise instructed by the shareholder. Shares of common stock will be issued at the lower of the NAV per share or the market price per share with a floor for the NAV of not less than 95% of the market price. Fractional shares will generally be settled in cash, except for registered shareholders with book entry accounts at Computershare Investor Services who will have whole and fractional shares added to their account.
Stockholders may request to be paid their quarterly distributions in cash instead of shares of common stock by providing advance notice to the bank, brokerage or nominee who holds their shares if the shares

{foots1}
[1]	Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and shares, when sold, may be worth more or less than original cost. Current performance may be lower or higher than the performance quoted. Net asset value return data includes investment management fees, custodial charges and administrative fees (such as Director and legal fees) and assumes the reinvestment of all distributions.
{foots1}
[2]	Assuming the reinvestment of dividends and distributions.
{foots1}
[3]	The Fund’s total return is based on the reported NAV for each financial reporting period end and may differ from what is reported on the Financial Highlights due to financial statement rounding or adjustments.
{foots1}
[4]	The TOPIX (Net Total Return) Index is a free-float adjusted market capitalization-weighted index that is calculated based on all the domestic common stocks listed on the Tokyo Stock Exchange First Section (First Section includes large cap and medium cap companies). The TOPIX Net Total Return Index is calculated net of withholding taxes to which the Fund is generally subject. The TOPIX Net Total Return Index shows the measure of current market capitalization assuming that market capitalization as of the base date (January 4, 1968) is 100 points. Index is shown in USD$ terms. Indices are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. You cannot invest directly in an index.
abrdn Japan Equity Fund, Inc.	1

Stockholder Letter  (unaudited)  (continued)

are in “street name” or by filling out in advance an election card received from Computershare Investor Services if the shares are in registered form.
The Fund is covered under exemptive relief received by the Fund’s investment manager from the U.S. Securities and Exchange Commission (“SEC”) that allows the Fund to distribute long-term capital gains as frequently as monthly in any one taxable year.
Loan Facility and Use of Leverage
The Fund is permitted to borrow for investment purposes as permitted by the 1940 Act or any rule, order or interpretation thereunder. This allows the Fund to borrow for investment purposes in the amount up to 33 1/3% of the Fund’s total assets. On December 15, 2020, the Fund entered into a prime brokerage agreement with BNP Paribas Prime Brokerage International Ltd. (“BNPP PB”), which allows the Fund to borrow on a committed basis. Interest on the BNPP PB is charged on amounts borrowed at a variable rate. The Fund’s outstanding balance as of April 30, 2024 was 1,520,000,000 Japanese Yen ($9,659,073) or 9.1% of the Fund's managed assets. See Notes to Financial Statements Note 7 for further information.
Discount Management Program
The Board approved an open market repurchase and discount management policy (the “Program”). The Program allows the Fund to purchase, in the open market, its outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Fund’s investment manager. Such purchases may be made opportunistically at certain discounts to net asset value per share in the reasonable judgment of management based on historical discount levels and current market conditions.
On a quarterly basis, the Board will receive information on any transactions made pursuant to this policy during the prior quarter and, if shares are repurchased, management will post the number of shares repurchased on the Fund’s website on a monthly basis.  Under the terms of the Program, the Fund is permitted to repurchase up to 10% of its outstanding shares of common stock in the open market during any 12 month period as of October 31 of the prior year.
Unclaimed Share Accounts
Please be advised that abandoned or unclaimed property laws for certain states require financial organizations to transfer (escheat) unclaimed property (including Fund shares) to the state. Each state has its own definition of unclaimed property, and Fund shares could be considered “unclaimed property” due to account inactivity (e.g., no owner-generated activity for a certain period), returned mail (e.g., when mail sent to a stockholder  is returned to the Fund's transfer agent as undeliverable), or a combination of both. If your Fund shares are categorized as unclaimed, your financial advisor or the Fund's transfer agent will follow the applicable state’s statutory requirements to contact you, but if unsuccessful, laws may require that the shares be escheated to the appropriate state. If this happens, you will have to contact the state to recover your property, which may involve time and expense. For more information on unclaimed property and how to maintain an active account, please contact your financial adviser or the Fund's transfer agent.
Portfolio Holdings Disclosure
The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year are included in the Fund's semi-annual and annual reports to stockholders. The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These reports are available on the SEC’s website at http://www.sec.gov. The Fund makes the information available to stockholders upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465.
Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available by August 31 of the relevant year: (1) upon request without charge by calling Investor Relations toll-free at 1-800-522-5465; and (2) on the SEC’s website at http://www.sec.gov.
Investor Relations Information
As part of abrdn’s commitment to shareholders, we invite you to visit the Fund on the web at www.abrdnjeq.com. Here, you can view monthly fact sheets, quarterly commentary, distribution and performance information, and other Fund literature.
Enroll in abrdn’s email services and be among the first to receive the latest closed-end fund news, announcements, videos, and other information. In addition, you can receive electronic versions of important Fund documents, including annual reports, semi-annual reports, prospectuses and proxy statements. Sign up today at https://www.abrdn.com/en-us/cefinvestorcenter/contact-us/preferences
Contact Us:
•	Visit: https://www.abrdn.com/en-us/cefinvestorcenter
•	Email: Investor.Relations@abrdn.com; or
•	Call: 1-800-522-5465 (toll free in the U.S.).

2	abrdn Japan Equity Fund, Inc.

Stockholder Letter  (unaudited)  (concluded)

Yours sincerely,
/s/ Alan Goodson
Alan Goodson
President
{foots1}
All amounts are U.S. Dollars unless otherwise stated.
abrdn Japan Equity Fund, Inc.	3

Total Investment Return  (unaudited)

The following table summarizes the average annual Fund total return compared to the Fund’s primary benchmark for the six-month (not annualized), 1-year, 3-year, 5-year and 10-year periods ended April 30, 2024.
	6 Months	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	19.87%	15.13%	-2.82%	3.87%	5.74%
Market Price	19.74%	17.86%	-4.38%	3.37%	5.15%
TOPIX (Net Total Return)	18.29%	17.59%	2.23%	5.85%	6.37%
Performance of a $10,000 Investment (as of April 30, 2024)
This graph shows the change in value of a hypothetical investment of $10,000 in the Fund for the periods indicated. For comparison, the same investment is shown in the indicated index.
abrdn Inc. has entered into an agreement with the Fund to limit investor relations services fees, without which performance would be lower. This agreement aligns with the term of the advisory agreement. See Note 3 in the Notes to Financial Statements.
Returns represent past performance. Total investment return at NAV is based on changes in the NAV of Fund shares and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. All return data at NAV includes fees charged to the Fund, which are listed in the Fund’s Statement of Operations under “Expenses.” Total investment return at market value is based on changes in the market price at which the Fund’s shares traded on the NYSE during the period and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. The Fund’s total investment return is based on the reported NAV as of the financial reporting period end date of April 30, 2024. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on both market price and NAV. Past performance is no guarantee of future results. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, market price and NAV will fluctuate. Performance information current to the most recent month-end is available at www.abrdnjeq.com or by calling 800-522-5465.
The annualized net operating expense ratio, excluding fee waivers, based on the six-month period ended April 30, 2024, was 1.20%. The annualized net operating expense ratio net of fee waivers based on the six-month period ended April 30, 2024 was 1.19%. The annualized net operating expense ratio, net of fee waivers and excluding interest expense based on the six-month period ended April 30, 2024, was 1.10%.
Information about current fund performance can be found on the Fund's website www.abrdnjeq.com.
4	abrdn Japan Equity Fund, Inc.

Portfolio Composition  (as a percentage of net assets) (unaudited)
As of April 30, 2024

The following table summarizes the sector composition of the Fund’s portfolio, in S&P Global Inc.’s Global Industry Classification Standard (“GICS”) Sectors. Industry allocation is shown below for any sector representing more than 25% of net assets.
Sectors
Industrials	23.8%
Information Technology	19.8%
Consumer Discretionary	18.0%
Financials	16.3%
Consumer Staples	9.2%
Health Care	9.2%
Materials	5.5%
Communication Services	3.9%
Real Estate	3.3%
Short-Term Investment	0.1%
Liabilities in Excess of Other Assets	(9.1%)
100.0%
The following were the Fund’s top ten holdings as of April 30, 2024:
Top Ten Holdings
Toyota Motor Corp.	6.4%
Hitachi Ltd.	5.9%
Mitsubishi UFJ Financial Group, Inc.	5.5%
Tokio Marine Holdings, Inc.	5.0%
Tokyo Electron Ltd.	4.4%
Shin-Etsu Chemical Co. Ltd.	3.6%
Keyence Corp.	3.6%
Pan Pacific International Holdings Corp.	3.2%
Sony Group Corp.	3.0%
Fuji Electric Co. Ltd.	3.0%

abrdn Japan Equity Fund, Inc.	5

Portfolio of Investments (unaudited)
As of April 30, 2024

	Shares	Value
COMMON STOCKS—109.0%
JAPAN—109.0%
Communication Services—3.9%
Internet Initiative Japan, Inc.	60,800	$ 1,028,673
KDDI Corp.(a)	51,900	1,440,162
Nintendo Co. Ltd.	27,900	1,360,654
		3,829,489
Consumer Discretionary—18.0%
Denso Corp.(a)	88,000	1,499,794
Koito Manufacturing Co. Ltd.	17,100	230,008
Nitori Holdings Co. Ltd.	5,000	669,165
Pan Pacific International Holdings Corp.	133,100	3,125,990
Shoei Co. Ltd.	33,900	434,320
Sony Group Corp.(a)	35,500	2,934,123
Sumitomo Electric Industries Ltd.	86,700	1,340,062
Suzuki Motor Corp.	84,800	987,562
Toyota Motor Corp.(a)	271,200	6,185,686
		17,406,710
Consumer Staples—9.2%
Ajinomoto Co., Inc.(a)	63,700	2,368,458
Asahi Group Holdings Ltd.(a)	62,500	2,138,060
Kao Corp.	36,500	1,505,705
Milbon Co. Ltd.	16,300	320,395
NH Foods Ltd.	23,200	763,192
Seven & i Holdings Co. Ltd.	48,500	626,678
Suntory Beverage & Food Ltd.	16,500	536,831
Transaction Co. Ltd.	28,100	318,420
Welcia Holdings Co. Ltd.	25,200	370,510
		8,948,249
Financials—16.3%
Hachijuni Bank Ltd.	243,400	1,623,705
Japan Exchange Group, Inc.	29,100	681,537
Mitsubishi UFJ Financial Group, Inc.(a)	541,100	5,390,087
MS&AD Insurance Group Holdings, Inc.	90,100	1,619,911
Tokio Marine Holdings, Inc.(a)	153,800	4,861,062
Tokyo Century Corp.(a)	163,900	1,631,350
		15,807,652
Health Care—9.2%
Asahi Intecc Co. Ltd.	27,800	407,345
Chugai Pharmaceutical Co. Ltd.(a)	58,900	1,873,246
Daiichi Sankyo Co. Ltd.(a)	66,500	2,238,236
Hoya Corp.(a)	21,900	2,539,082
Jeol Ltd.	40,500	1,604,585
Olympus Corp.	15,800	220,089
		8,882,583
Industrials—23.8%
AGC, Inc.	35,200	1,301,493
Amada Co. Ltd.(a)	124,300	1,357,612
ANA Holdings, Inc.	53,600	1,017,971
Daikin Industries Ltd.(a)	2,500	341,228
DMG Mori Co. Ltd.	34,400	919,599
Fuji Electric Co. Ltd.(a)	46,800	2,911,142
Hitachi Ltd.(a)	61,700	5,692,483
ITOCHU Corp.	24,900	1,123,357
Kandenko Co. Ltd.	26,600	296,715
Shares		Value

Makita Corp.(a)	20,900	$ 605,073
MISUMI Group, Inc.(a)	47,600	773,874
Open Up Group, Inc.	74,200	939,953
Recruit Holdings Co. Ltd.(a)	35,100	1,511,664
SHO-BOND Holdings Co. Ltd.	22,600	872,742
SMC Corp.	2,500	1,313,416
Takasago Thermal Engineering Co. Ltd.	46,000	1,542,111
Takuma Co. Ltd.	42,900	536,840
		23,057,273
Information Technology—19.8%
Advantest Corp.(a)	23,700	741,825
Elecom Co. Ltd.	28,100	265,925
ESPEC Corp.	42,200	788,359
Ibiden Co. Ltd.(a)	25,000	950,337
Kaga Electronics Co. Ltd.	28,700	1,130,602
Keyence Corp.(a)	7,900	3,474,180
Kohoku Kogyo Co. Ltd.	49,800	643,373
NEC Corp.	30,500	2,208,260
Nomura Research Institute Ltd.	49,400	1,195,376
Otsuka Corp.	58,400	1,161,466
Ricoh Co. Ltd.	148,000	1,276,804
Sansan, Inc.(b)	48,100	441,738
Tokyo Electron Ltd.(a)	19,300	4,233,373
Zuken, Inc.	27,300	713,359
		19,224,977
Materials—5.5%
Mitsubishi Gas Chemical Co., Inc.	52,000	920,099
Nippon Paint Holdings Co. Ltd.(a)	143,300	917,266
Shin-Etsu Chemical Co. Ltd.(a)	91,400	3,537,997
		5,375,362
Real Estate—3.3%
JSB Co. Ltd.	30,300	561,911
Tokyu Fudosan Holdings Corp.(a)	354,400	2,596,424
		3,158,335
Total Japan		105,690,630
Total Common Stocks		105,690,630
SHORT-TERM INVESTMENT—0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25%(c)	88,131	88,131
Total Short-Term Investment		88,131
Total Investments (Cost $94,655,101)(d)—109.1%		105,778,761
Liabilities in Excess of Other Assets—(9.1%)		(8,807,428)
Net Assets—100.0%		$96,971,333

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2024.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Financial Statements.

6	abrdn Japan Equity Fund, Inc.

Statement of Assets and Liabilities  (unaudited)
As of April 30, 2024

Assets
Investments, at value (cost $94,566,970)	$ 105,690,630
Short-term investments, at value (cost $88,131)	88,131
Foreign currency, at value (cost $515,963)	513,859
Receivable for investments sold	117,782
Interest and dividends receivable	691,384
Tax reclaim receivable	48,880
Prepaid expenses and other assets	1,724
Total assets	107,152,390
Liabilities
Line of credit payable (Note 7)	9,659,073
Payable for investments purchased	315,055
Investment management fees payable (Note 3)	29,371
Investor relations fees payable (Note 3)	16,463
Interest payable on line of credit	8,736
Administration fees payable (Note 3)	6,508
Other accrued expenses	145,851
Total liabilities	10,181,057

Net Assets	$96,971,333
Composition of Net Assets
Common stock (par value $0.010 per share) (Note 5)	$ 138,483
Paid-in capital in excess of par	93,014,990
Distributable earnings	3,817,860
Net Assets	$96,971,333
Net asset value per share based on 13,848,330 shares issued and outstanding	$7.00

See Accompanying Notes to Financial Statements.
abrdn Japan Equity Fund, Inc.	7

Statement of Operations  (unaudited)
For the Six-Months Ended April 30, 2024

Net Investment Income
Investment Income:
Dividends and other income (net of foreign withholding taxes of $101,744)	$ 916,440
Total investment income	916,440
Expenses:
Investment management fee (Note 3)	174,777
Directors' fees and expenses	80,557
Legal fees and expenses	61,751
Administration fee (Note 3)	37,993
Independent auditors’ fees and tax expenses	31,135
Investor relations fees and expenses (Note 3)	28,675
Insurance expense	23,309
Transfer agent’s fees and expenses	20,866
Custodian’s fees and expenses	17,459
Reports to shareholders and proxy solicitation	16,152
NYSE listing fee	12,587
Miscellaneous	21,803
Total operating expenses, excluding interest expense	527,064
Interest expense	42,708
Total operating expenses before reimbursed/waived expenses	569,772
Less: Investor relations fee waiver (Note 3)	(4,930)
Net expenses	564,842

Net Investment Income	351,598
Net Realized/Unrealized Gain/(Loss) from Investments and Foreign Currency Related Transactions:
Net realized gain/(loss) from:
Investments (Note 2g)	461,317
Foreign currency transactions	(23,271)
438,046
Net change in unrealized appreciation/(depreciation) on:
Investments (Note 2g)	14,897,541
Foreign currency translation	363,057
15,260,598
Net realized and unrealized gain from investments and foreign currencies	15,698,644
Change in Net Assets Resulting from Operations	$16,050,242

See Accompanying Notes to Financial Statements.
8	abrdn Japan Equity Fund, Inc.

Statements of Changes in Net Assets

	For the Six-Month Period Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
Increase/(Decrease) in Net Assets:
Operations:
Net investment income	$351,598	$625,596
Net realized gain/(loss) from investments and foreign currency transactions	438,046	(8,435,861)
Net change in unrealized appreciation on investments and foreign currency translation	15,260,598	13,935,703
Net increase in net assets resulting from operations	16,050,242	6,125,438
Distributions to Shareholders From:
Distributable earnings	(2,889,246)	(747,188)
Return of capital	–	(4,820,782)
Net decrease in net assets from distributions	(2,889,246)	(5,567,970)
Issuance of 121,634 and 220,903 shares of common stock, respectively due to stock distribution	716,700	1,237,848
Change in net assets	13,877,696	1,795,316
Net Assets:
Beginning of period	83,093,637	81,298,321
End of period	$96,971,333	$83,093,637
Amounts listed as “–” are $0 or round to $0.
See Accompanying Notes to Financial Statements.
abrdn Japan Equity Fund, Inc.	9

Statement of Cash Flows  (unaudited)
For the Six-Months Ended  April 30, 2024

Cash flows from operating activities:
Net increase/(decrease) in net assets resulting from operations	$ 16,050,242
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Investments purchased	(23,620,635)
Investments sold and principal repayments	25,621,384
Increase in short-term investments, excluding foreign government	(39,486)
Increase in interest, dividends and other receivables	(64,956)
Decrease in prepaid expenses	23,309
Increase in interest payable on revolving credit facility	382
Increase in accrued investment advisory fees payable	1,386
Increase in other accrued expenses	65,189
Net change in unrealized appreciation of investments	(14,897,541)
Net change in unrealized appreciation on foreign currency translations	(363,057)
Net realized gain on investments transactions	(461,317)
Net cash provided by operating activities	2,314,900
Cash flows from financing activities:
Distributions paid to shareholders	(2,889,246)
Proceeds from reinvestment of dividends	716,700
Net cash used in financing activities	(2,172,546)
Effect of exchange rate on cash	(1,784)
Net change in cash	140,570
Unrestricted and restricted cash and foreign currency, beginning of period	373,289
Unrestricted and restricted cash and foreign currency, end of period	$513,859
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowing	$42,326

See Accompanying Notes to Financial Statements.
10	abrdn Japan Equity Fund, Inc.

Financial Highlights

	For the Six-Month Period Ended April 30,	For the Fiscal Years Ended October 31,
	2024 (unaudited)	2023	2022	2021	2020	2019
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period	$6.05	$6.02	$10.70	$9.80	$8.97	$8.66
Net investment income	0.03	0.05	0.06	0.08	0.06	0.06
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	1.14	0.41	(3.37)	1.25	1.03	0.90
Total from investment operations	1.17	0.46	(3.31)	1.33	1.09	0.96
Distributions from:
Net investment income	(0.21)	(0.06)	(0.12)	(0.06)	(0.07)	(0.07)
Net realized gains	–	–	(0.87)	(0.37)	(0.19)	(0.58)
Return of capital	–	(0.35)	(0.37)	–	–	–
Total distributions	(0.21)	(0.41)	(1.36)	(0.43)	(0.26)	(0.65)
Capital Share Transactions:
Impact of Stock Distribution (Note 5)	(0.01)	(0.02)	(0.01)	–	–	–
Net asset value, end of period	$7.00	$6.05	$6.02	$10.70	$9.80	$8.97
Market price, end of period	$5.86	$5.07	$5.29	$9.27	$8.22	$7.53
Total Investment Return Based on(b):
Market price	19.74%	3.09%	(31.92%)	17.78%	12.75%	11.42%
Net asset value	19.87%	8.10%	(32.88%)	14.03%	12.84%	13.41%
Ratio to Average Net Assets Applicable to Common Shareholders/Supplementary Data:
Net assets applicable to common shareholders, end of period (000 omitted)	$96,971	$83,094	$81,298	$143,425	$131,459	$120,301
Average net assets applicable to common shareholders (000 omitted)	$95,505	$88,898	$104,074	$142,960	$119,625	$110,175
Net operating expenses, net of fee waivers/recoupments	1.19%(c)	1.27%	1.08%	0.83%	0.85%	0.94%
Net operating expenses, excluding fee waivers	1.20%(c)	1.29%	1.08%	–(d)	–(d)	–(d)
Net operating expenses, net of fee waivers and excluding interest expense	1.10%(c)	1.18%	0.99%	0.76%	–	–
Net Investment income	0.74%(c)	0.70%	0.83%	0.76%	0.63%	0.71%
Portfolio turnover	22%(e)	54%	38%	45%	34%	42%
Line of credit payable outstanding (000 omitted)	$9,659	$10,037	$10,226	$13,330	$–	$–
Asset coverage ratio on line of credit payable at period end(f)	1,104%	928%	895%	1,176%	–	–
Asset coverage per $1,000 on line of credit payable at period end	$11,039	$9,279	$8,950	$11,759	$–	$–

(a)	Based on average shares outstanding. See Accompanying Notes to Financial Statements.
abrdn Japan Equity Fund, Inc.	11

Financial Highlights  (concluded)

(b)	Total investment return based on market value is calculated assuming that shares of the Fund’s common stock were purchased at the closing market price as of the beginning of the period, dividends, capital gains and other distributions were reinvested as provided for in the Fund’s dividend reinvestment plan and then sold at the closing market price per share on the last day of the period. The computation does not reflect any sales commission investors may incur in purchasing or selling shares of the Fund. The total investment return based on the net asset value is similarly computed except that the Fund’s net asset value is substituted for the closing market value.
(c)	Annualized.
(d)	No applicable fee waivers during the fiscal year ended October 31, 2021, 2020, 2019.
(e)	Not annualized.
(f)	Asset coverage ratio is calculated by dividing net assets as of each fiscal period end plus the amount of any borrowings for investment purposes outstanding as of each fiscal period end by the amount of any borrowings as of each fiscal period end, and then multiplying by $1,000.
Amounts listed as “–” are $0 or round to $0.
See Accompanying Notes to Financial Statements.
12	abrdn Japan Equity Fund, Inc.

Notes to  Financial Statements (unaudited)
April 30, 2024

1.  Organization
abrdn Japan Equity Fund, Inc. (the "Fund") was incorporated in Maryland on July 12, 1990 under its original name "The Japan Equity Fund, Inc." and commenced operations on July 24, 1992.  It is registered with the Securities and Exchange Commission (the "SEC") as a closed-end, diversified management investment company. The Fund’s investment objective is to outperform over the long term, on a total return basis (including appreciation and dividends), the Tokyo Stock Price Index ("TOPIX").
2.  Summary of Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to generally accepted accounting principles ("GAAP") in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. Dollars and the U.S. Dollar is used as both the functional and reporting currency.
a.  Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A

abrdn Japan Equity Fund, Inc.	13

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Investment Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:
Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund's investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:
Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets
Investments in Securities
Common Stocks	$–	$105,690,630	$–	$105,690,630
Short-Term Investment	88,131	–	–	88,131
Total Investments	$88,131	$105,690,630	$–	$105,778,761
Total Investment Assets	$88,131	$105,690,630	$–	$105,778,761
Amounts listed as “–” are $0 or round to $0.
For the six-month period ended April 30, 2024, there were no significant changes to the fair valuation methodologies for the type of holdings in the Fund's portfolio.
b.  Foreign Currency Translation:
Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.
Foreign currency amounts are translated into U.S. Dollars on the following basis:
(i) market value of investment securities, other assets and liabilities – at the current daily rates of exchange at the Valuation Time; and
(ii) purchases and sales of investment securities, income and expenses – at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Fund does not isolate that portion of gains and losses on investments in equity securities due to changes in the foreign exchange rates from the portion due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

14	abrdn Japan Equity Fund, Inc.

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

The Fund reports certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. federal income tax purposes.
Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.
Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund's investments denominated in that foreign currency will lose value because the foreign currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.
c.  Rights Issues and Warrants:
Rights issues give the right, normally to existing stockholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.
d.  Security Transactions, Investment Income and Expenses:
Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions.
Interest income and expenses are recorded on an accrual basis.
e.  Distributions:
The Fund records dividends and distributions payable to its stockholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These book basis/tax basis differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
f.  Federal Income Taxes:
The Fund intends to continue to qualify as a “regulated investment company” ("RIC") by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the most recent four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.
g.  Foreign Withholding Tax:
Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes and are recorded on the Statement of Operations. The Fund files for tax reclaims for the refund of such withholdings taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statement of Assets and Liabilities. In addition, the Fund may be subject to capital gains tax in certain countries in which it invests. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Fund accrues such taxes when the related income is earned.
In addition, when the Fund sells securities within certain countries in which it invests, the capital gains realized may be subject to tax. Based on these market requirements and as required under GAAP, the Fund accrues deferred capital gains tax on securities currently held that have

abrdn Japan Equity Fund, Inc.	15

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

unrealized appreciation within these countries. The amount of deferred capital gains tax accrued, if any, is reported on the Statement of Assets and Liabilities.
3.  Agreements and Transactions with Affiliates
a.  Investment Manager:
abrdn Asia serves as the Fund's investment manager with respect to all investments. The Investment Manager is an indirect wholly-owned subsidiary of abrdn plc. In rendering advisory services, the Investment Manager may use the resources of investment advisor subsidiaries of abrdn plc. These affiliates have entered into procedures pursuant to which investment professionals from affiliates may render portfolio management and research services as associated persons of the Investment Manager.
Pursuant to the Management Agreement, the Investment Manager makes investment management decisions relating to the Fund’s assets. For such investment services, the Fund pays the Investment Manager at an annual rate of 0.60% of the first $20 million, 0.40% of the next $30 million, and 0.20% of the excess over $50 million of the Fund’s average weekly Managed Assets. For purposes of this calculation, “Managed Assets” of the Fund means total assets of the Fund, including assets attributable to investment leverage, minus all liabilities, but not excluding any liabilities or obligations attributable to leverage obtained by the Fund for investment purposes through (i) the issuance or incurrence of indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, and/or (iii) any other means, but not including any collateral received for securities loaned by the Fund. During the six-month period ended April 30, 2024, the Fund paid the Investment Manager $174,777. In addition, the Fund has agreed to reimburse the Investment Manager for all out-of-pocket expenses related to the Fund. For the six-month period ended April 30, 2024, no such expenses were paid to the Investment Manager.
b.  Fund Administration:
abrdn Inc., an affiliate of the Investment Manager, serves as the Fund's administrator, pursuant to an agreement under which abrdn Inc. receives a fee, payable quarterly by the Fund, at an annual fee rate of 0.08% of the value of the Fund's average weekly net assets. During the six-month period ended April 30, 2024, abrdn Inc. earned $37,993 from the Fund for administration services.
c.  Investor Relations:
Under the terms of the Investor Relations Services Agreement, abrdn Inc. provides and pays third parties to provide investor relations services to the Fund and certain other funds advised by the Investment Manager or its affiliates as part of an Investor Relations Program.
Under the Investor Relations Services Agreement, the Fund owes a portion of the fees related to the Investor Relations Program (the "Fund's Portion").  However, Investor Relations Services fees are limited by abrdn Inc. so that the Fund will only pay up to an annual rate of 0.05% of the Fund's average weekly net assets. Any difference between the capped rate of 0.05% of the Fund's average weekly net assets and the Fund's Portion is paid for by abrdn Inc.
During the six-month period ended April 30, 2024, the Fund incurred investor relations fees of approximately $28,675. For the six-month period ended April 30, 2024, abrdn Inc. bore $4,930 of the investor relations cost allocated to the Fund because the investor relations fees were above 0.05% of the Fund’s average weekly net assets on an annual basis.
4.  Investment Transactions
Purchases and sales of investment securities (excluding short-term securities) for the six-month period ended April 30, 2024, were $23,944,177 and $25,296,210, respectively.
5.  Capital
The authorized capital of the Fund is 30 million shares of $0.01 par value per share of common stock. As of April 30, 2024, there were 13,848,330 shares of common stock issued and outstanding.
The following table shows the shares issued by the Fund as a part of a quarterly distribution to shareholders during the six-month period ended April 30, 2024.
Payment Date	Shares Issued
01/11/2024	60,365
03/31/2024	61,269
6.  Discount Management Program
The Board approved an open market repurchase and discount management policy (the “Program”). The Program allows the Fund to purchase, in the open market, its outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Investment Manager. Such purchases may be made opportunistically at certain discounts to net asset value per share in the reasonable judgment of management based on historical discount levels and current market conditions.
On a quarterly basis, the Board will receive information on any transactions made pursuant to this policy during the prior quarter and if shares are repurchased management will post the number of shares repurchased on the Fund’s website on a monthly basis.  Under the terms of the Program, the Fund is permitted to repurchase up to 10% of its outstanding shares of common stock in the open market during any 12 month period as of October 31 of the prior year.

16	abrdn Japan Equity Fund, Inc.

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

For the six-month period ended April 30, 2024, the Fund did not repurchase any shares through this program.
7.  Line of Credit
The Fund has entered into a Prime Brokerage Agreement with BNP Paribas Prime Brokerage International Ltd. (“BNPP PB”). The maximum commitment amount is $20,000,000. Interest on the BNPP PB is charged on amounts borrowed at a variable rate, which may be based on the Secured Overnight Financing Rate (“SOFR”) or the MUTKCALM plus a spread. The BNPP PB facility provides a secured, committed line of credit for the Fund where certain Fund assets are pledged against advances made to the Fund. The Fund has granted a security interest in all pledged assets used as collateral to the BNPP PB facility.
The Fund's outstanding balance as of April 30, 2024 was 1,520,000,000 JPY ($9,659,073). During the six-month period ended April 30, 2024 the average borrowing by the Fund was 1,520,000,000 JPY with an average weighted interest rate on borrowings of 0.83%. Interest expense related to the line of credit for the six-month period ended April 30, 2024, was $42,708.
8.  Portfolio Investment Risks
a.  Equity Securities Risk:
The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders' claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.
b.  Focus Risk:
The Fund may have elements of risk not typically associated with investments in the United States due to focused investments in a limited number of countries or regions subject to foreign securities or currency risks. The Fund focuses its investments in Japan, which subjects the Fund to more volatility and greater risk of loss than geographically diverse funds. Such focused investments may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
c.  Foreign Currency Exposure Risk – Japan:
Substantially all of the Fund’s assets are invested in Japanese Equities. In addition, a portion of the Fund’s Temporary Investments may be in yen-denominated debt securities. Substantially all income received by the Fund is in yen. However, the Fund’s net asset value is reported, and distributions from the Fund are made, in U.S. dollars. Therefore, the Fund’s reported net asset value and distributions will be adversely affected by depreciation of the yen relative to the U.S. dollar. In addition, the Fund computes its income on the date of its receipt by the Fund at the foreign exchange rate in effect on that date, and if the value of the yen falls relative to the U.S. dollar between the date of receipt and the date the Fund makes distributions, and, if the Fund has insufficient cash in U.S. dollars to meet distribution requirements, the Fund may be required to liquidate securities in order to make distributions.
d.  Foreign Securities Risk - Japan:
Investments in foreign securities that are traded on foreign markets, including Japanese securities, are subject to risks of loss that are different from the risks of investing in U.S. securities. These include the risks related to the nature of the markets for Japanese Equities, political and economic risks with respect to Japan, fluctuations in the rate of exchange between currencies and costs associated with currency conversion, and Japanese laws and government regulations which may create potential limitations and restrictions on investments by the Fund in Japanese Equities.
e.  Issuer Risk:
The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. In an increasingly interconnected financial market, the adverse changes in the financial conditions of one issuer may negatively affect other issuers.
f.  Leverage Risk:
The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage.
g.  Management Risk:
The Fund is subject to the risk that the Adviser may make poor security selections. The Adviser, and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn Japan Equity Fund, Inc.	17

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2024

h.  Market Events Risk:
Markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, the fluctuation of other stock markets around the world, and financial, economic and other global market developments and disruptions, such as those arising from war, terrorism, market manipulation, government interventions, trading and tariff arrangements, defaults and shutdowns, political changes or diplomatic developments, public health emergencies and natural/environmental disasters. Such events can negatively impact the securities markets and cause the Fund to lose value.
Policy and legislative changes in countries around the world are affecting many aspects of financial regulation, and governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes.
The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries or sectors experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.
i.  Mid-Cap Securities Risk:
Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
j.  Non-U.S. Taxation Risk:
Income, proceeds and gains received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which will reduce the return on those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes.
If, at the close of its taxable year, more than 50% of the value of the Fund’s total assets consists of securities of foreign corporations, including for this purpose foreign governments, the Fund will be permitted to make an election under the Code that will allow shareholders a deduction or credit for foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. If the Fund does not qualify for or chooses not to make such an election, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income. Even if the Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.
k.  Passive Foreign Investment Company Tax Risk:
Equity investments by the Fund in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. The Fund may be able to elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually. The Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges  described above in some instances.
l.  Sector Risk:
To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Industrials Sector Risk. To the extent that the industrial sector represents a significant portion of the Fund’s holdings, the Fund will be sensitive to changes in, and its performance may be adversely impacted by issues impacting this sector. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government

18	abrdn Japan Equity Fund, Inc.

Notes to  Financial Statements (unaudited)  (concluded)
April 30, 2024

spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
m.  Small-Cap Securities Risk:
Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.
n.  Valuation Risk:
The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lower than expected gain upon the sale of the investment. The Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
9.  Contingencies
In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be estimated; however, the Fund expects the risk of loss from such claims to be remote.

10.  Tax Information
The U.S. federal income tax basis of the Fund's investments (including derivatives, if applicable) and the net unrealized appreciation as of April 30, 2024, were as follows:
Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$95,463,837	$15,824,490	$(5,509,566)	$10,314,924
11.  Subsequent Events
Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2024, other than as noted below.
On May 9, 2024, the Fund announced that it will pay on June 28, 2024, a stock distribution of US $0.12 per share to all shareholders of record as of May 23, 2024.
Effective June 30, 2024, Stephen Bird, an interested Director, departed as CEO of abrdn plc and resigned from the Board of the Fund. Effective June 30, 2024, Alan Goodson was appointed as an interested Director of the Fund.

abrdn Japan Equity Fund, Inc.	19

Dividend Reinvestment and Optional Cash Purchase Plan  (Unaudited)

The Fund intends to distribute to stockholders substantially all of its net investment income and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long-term and short-term capital gains net of expenses. Pursuant to the Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”), stockholders whose shares of common stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by Computershare Trust Company N.A. (the “Plan Agent”) in the Fund shares pursuant to the Plan, unless such stockholders elect to receive distributions in cash. Stockholders who elect to receive distributions in cash will receive such distributions paid by check in U.S. Dollars mailed directly to the stockholder by the Plan Agent, as dividend paying agent. In the case of stockholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholders as representing the total amount registered in such stockholders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee and may be required to have their shares registered in their own names in order to participate in the Plan. Please note that the Fund does not issue certificates so all shares will be registered in book entry form. The Plan Agent serves as agent for the stockholders in administering the Plan. If the Directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund’s common stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive common stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share (plus expected per share fees) on the valuation date equals or exceeds NAV per share on that date, the Fund will issue new shares to participants at NAV; provided, however, that if the NAV is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the payable date for such distribution or dividend or, if that date is not a trading day on the NYSE, the immediately preceding trading date. If NAV exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the NYSE or elsewhere, for the participants’ accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the NAV of the Fund share, the average per share purchase price paid by the Plan Agent may exceed the NAV of the Fund’s shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.
Participants have the option of making additional cash payments of a minimum of $50 per investment (by check, one-time online bank debit or recurring automatic monthly ACH debit) to the Plan Agent for investment in the Fund’s common stock, with an annual maximum contribution of $250,000. The Plan Agent will wait up to three business days after receipt of a check or electronic funds transfer to ensure it receives good funds. Following confirmation of receipt of good funds, the Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on the 25th day of each month or the next trading day if the 25th is not a trading day.
If the participant sets up recurring automatic monthly ACH debits, funds will be withdrawn from his or her U.S. bank account on the 20th of each month or the next business day if the 20th is not a banking business day and invested on the next investment date. The Plan Agent maintains all stockholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by stockholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a per share fee of $0.02 incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay.
Participants also have the option of selling their shares through the Plan. The Plan supports two types of sales orders. Batch order sales are submitted on each market day and will be grouped with other sale requests to be sold. The price will be the average sale price obtained by Computershare’s broker, net of fees, for each batch order and will be sold generally within 2 business days of the request during regular open market hours. Please note that all written sales requests are always processed by Batch Order. ($10 and $0.12 per share). Market Order sales will sell at the next available trade. The shares are sold real time when they hit the market, however an available trade must be presented to complete this transaction. Market Order sales may only

20	abrdn Japan Equity Fund, Inc.

Dividend Reinvestment and Optional Cash Purchase Plan  (Unaudited)  (concluded)

be requested by phone at 1-800-647-0584 or using Investor Center through www.computershare.com/buyaberdeen. ($25 and $0.12 per share).
The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions. The Fund or the Plan Agent may terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days prior to the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority) only by mailing a written notice at least 30 days prior to the effective date to the participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent by phone at 1-800-647-0584, using Investor Center through www.computershare.com/buyaberdeen or in writing to Computershare Trust Company N.A., P.O. Box 43006, Providence, RI 02940-3078.

abrdn Japan Equity Fund, Inc.	21

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Corporate Information

Directors
Radhika Ajmera, Chair
Stephen Bird
Anthony Clark
Rose DiMartino*
C. William Maher
* Elected by shareholders at the annual general meeting on May 16, 2024.
Investment Manager
abrdn Asia Limited
21 Church Street
#01-01 Capital Square Two
Singapore 049480
Administrator
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 43006
Providence, RI 02940-3078
Independent Registered Public Accounting Firm
KPMG LLP
1601 Market Street
Philadelphia, PA 19103
Legal Counsel
Dechert LLP
1900 K Street N.W.
Washington D.C. 20006
Investor Relations
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
1-800-522-5465
Investor.Relations@abrdn.com

The Financial Statements as of April 30, 2024, included in this report, were not audited and accordingly, no opinion is expressed thereon.
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may purchase, from time to time, shares of its common stock in the open market.
Shares of abrdn Japan Equity Fund, Inc. are traded on the NYSE under the symbol “JEQ.” Information about the Fund’s net asset value and market price is available at www.abrdnjeq.com.
This report, including the financial information herein, is transmitted to the shareholders of abrdn Japan Equity Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future results.

JEQ-SEMI-ANNUAL

(b) Not applicable.

Item 2. Code of Ethics.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of close of the reporting period is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)  Not applicable to semi-annual report on Form N-CSR.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total No. of Shares Purchased	(b) Average Price Paid per Share	(c) Total No. of Shares Purchased as Part of Publicly Announced Plans or Programs(1)	(d) Maximum No. of Shares that May Yet Be Purchased Under the Plans or Programs(1)
Month #1 (Nov. 1, 2023 — Nov. 30, 2023)	—	—	—	1,372,669
Month #2 (Dec. 1, 2023 — Dec. 31, 2023)	—	—	—	1,372,669
Month #3 (Jan. 1, 2024 — Jan. 31, 2024)	—	—	—	1,372,669
Month #4 (Feb. 1, 2024 — Feb. 29, 2024)	—	—	—	1,372,669
Month #5 (Mar. 1, 2024 — Mar. 31, 2024)	—	—	—	1,372,669
Month #6 (Apr. 1, 2024 — Apr. 30, 2024)	—	—	—	1,372,669
Total	—	—	—

(1)	On May 17, 2012, the Board of Trustees approved an open market share repurchase program (the “Program”). The Program allows the Fund to purchase, in the open market, its outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Fund’s investment adviser. Such purchases may be made opportunistically at certain discounts to NAV per share in the reasonable judgment of management based on historical discount levels and current market conditions. On a quarterly basis, the Fund’s Board will receive information on any transactions made pursuant to this policy during the prior quarter and management will post the number of shares repurchased on the Fund's website on a monthly basis. Under the terms of the Program, the Fund is permitted to repurchase up to 10% of its outstanding shares of common stock in the open market during any 12 month period as of October 31 of the prior year. For the period ended April 30, 2024, the Fund did not repurchase any shares through this program.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2024, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this Form N-CSR.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in Registrant’s independent public accountant. Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are exhibits to this Form N-CSR.

(c)	A copy of the Registrant’s notices to stockholders, which accompanied distributions paid, pursuant to the Registrant’s Managed Distribution Policy since the Registrant’s last filed N-CSR, are filed herewith as Exhibits (c)(1), (c)(2) and (c)(3) as required by the terms of the Registrant’s SEC exemptive order.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

abrdn Japan Equity Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of abrdn Japan Equity Fund, Inc.

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of abrdn Japan Equity Fund, Inc.

Date: July 8, 2024

By:	/s/ Sharon Ferrari
Sharon Ferrari,
Principal Financial Officer of abrdn Japan Equity Fund, Inc.

Date: July 8, 2024